Net financial income (loss) (Tables)	12 Months Ended
Dec. 31, 2021
Income, expense, gains or losses of financial instruments [abstract]
Summary of net financial income (loss)

	For the years ended December 31,
(in thousands of euros)	2021	2020	2019
Income from cash and cash equivalents	—	—	105
Foreign exchange gains	6,347	104	599
Other financial income	13	97	133
Total financial income	6,360	201	837
Interest cost	(383)	4,676	(4,434)
IFRS 16 related interests	(288)	(333)	(359)
Foreign exchange losses	(109)	(1,697)	(176)
Total financial expenses	(780)	2,646	(4,970)
Net financial income (loss)	5,580	2,847	(4,133)